DEBT - Total Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt
Long-term debt, current portion	$ 80,600	$ 100,600
Long-term debt, non-current portion	178,916	601,171
Total debt	259,516	701,771
Senior Notes
Debt
Long-term debt, current portion	80,600	100,600
Long-term debt, non-current portion	122,600	203,200
Total debt	203,200	303,800
Unsecured Debt
Debt
Long-term debt, non-current portion	56,316	397,971
Total debt	$ 56,300	$ 400,000